Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income tax provision
Decrease in valuation allowance					1,515,310	$ 14,977,935
Federal net operating loss carryforwards					105,200,000
Offset future federal and state income taxes					$ 56,500,000
Net operating loss carryforwards expiration					Dec. 31, 2038